Equity Investment in Micronet (Details) - Schedule of net revenues and net loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of net revenues and net loss [Abstract]
Revenues	$ 60,007	$ 2,262
Net loss	$ (36,175)	$ (26,419)